FAIR VALUE MEASUREMENTS - Key assumptions (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024
Asset Management Portfolio Product from SDHG International Asset Management Limited
FAIR VALUE MEASUREMENTS
Fair value of the asset investment portfolio	¥ 176,789
Unfunded commitments	¥ 0
Investment lock-up period	10 years
Price-to-sales multipier | 2027 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible notes	0.2172	0.2087
DLOM | 2027 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible notes	0.20	0.20